Consolidated Statements Of Capitalization - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Aqua America stockholders' equity:
Common stock, $.50 par value	$ 89,682	$ 89,296
Capital in excess of par value	773,585	758,145
Retained earnings	930,061	849,952
Accumulated other comprehensive income	687	788
Total Aqua America stockholders' equity	1,725,930	1,655,343
Noncontrolling interest		40
Total equity	1,725,930	1,655,383
Long-term debt:
Long-term debt of subsidiaries	1,185,257	1,115,322
Total long-term debt	1,779,205	1,619,270
Current portion of long-term debt	35,593	58,615
Long-term debt, excluding current portion	1,743,612	1,560,655
Total capitalization	3,469,542	3,216,038
Long Term Debt of Subsidiaries 0.00% to 0.99% [Member]
Long-term debt:
Debt instrument principal outstanding	5,148	5,653
Long Term Debt of Subsidiaries 1.00% to 1.99% [Member]
Long-term debt:
Debt instrument principal outstanding	20,811	24,871
Long Term Debt of Subsidiaries 2.00% to 2.99% [Member]
Long-term debt:
Debt instrument principal outstanding	19,167	15,578
Long Term Debt of Subsidiaries 3.00% to 3.99% [Member]
Long-term debt:
Debt instrument principal outstanding	297,275	190,875
Long Term Debt of Subsidiaries 4.00% to 4.99% [Member]
Long-term debt:
Debt instrument principal outstanding	487,093	484,168
Long Term Debt of Subsidiaries 5.00% to 5.99% [Member]
Long-term debt:
Debt instrument principal outstanding	221,435	242,102
Long Term Debt of Subsidiaries 6.00% to 6.99% [Member]
Long-term debt:
Debt instrument principal outstanding	52,964	64,944
Long Term Debt of Subsidiaries 7.00% to 7.99% [Member]
Long-term debt:
Debt instrument principal outstanding	33,762	34,424
Long Term Debt of Subsidiaries 8.00% to 8.99% [Member]
Long-term debt:
Debt instrument principal outstanding	14,502	18,907
Long Term Debt of Subsidiaries 9.00% to 9.99% [Member]
Long-term debt:
Debt instrument principal outstanding	27,100	27,800
Long-Term Debt Of Subsidiaries 10.00% To 10.99% [Member]
Long-term debt:
Debt instrument principal outstanding	6,000	6,000
Notes payable to bank under revolving credit agreement, variable rate, due 2017 [Member]
Long-term debt:
Notes payable to bank under revolving credit agreement, variable rate, due 2017	60,000	72,000
Bank notes at 1.921% and 1.975% due 2017 and 2018 [Member]
Long-term debt:
Unsecured notes payable	100,000	50,000
Notes at 3.57% and 3.59% due 2027 and 2030 [Member]
Long-term debt:
Unsecured notes payable	120,000	50,000
Notes ranging from 4.62% to 4.87%, due 2016 through 2024 [Member]
Long-term debt:
Unsecured notes payable	144,400	144,400
Notes ranging from 5.20% to 5.95%, due 2016 through 2037 [Member]
Long-term debt:
Unsecured notes payable	$ 169,548	$ 187,548